Long-term Debt	12 Months Ended
Dec. 31, 2013
Long-term Debt [Abstract]
Long-term debt
17.	LONG-TERM DEBT

On September 5, 2013, the Company issued $600,000 in aggregate principle amount of 2.5% Convertible Senior Notes due September 15, 2018 (the “Notes”) at par. The Notes may be converted, under certain circumstances, based on an initial conversion rate of 9.0119 ADS per $1 principal amount of the Notes (which represents an initial conversion price of $110.96 per ADS).

The notes will be our senior unsecured obligations and will rank (1) senior in right of payment to any of the Group’s existing and future indebtedness that is expressly subordinated in right of payment to the Notes, (2) equal in right of payment to any of the Group’s existing and future unsecured indebtedness that is not so subordinated, (3) junior in right of payment to any of the Group’s secured indebtedness to the extent of the value of the assets securing such indebtedness and (4) structurally junior to all existing and future indebtedness and other obligations (including trade payables and lease obligations) incurred by the Group’s subsidiaries.

The Company has accounted for the Notes in accordance with ASC 470, as a single instrument as a long-term debt. The value of the Notes is measured by the cash received. As of December 31, 2013, $600,000 was accounted as the value of the Notes in long-term debt.

Debt issuance costs were $12,450 and were recorded as deferred issuance costs, which were included in other noncurrent assets, are being amortized as interest expense, using the effective interest method, over the term of the Notes pursuant to ASC 835-30-35-2. The net proceeds the Company received from the issuance of the Notes were $587,850. The Company pays cash interest at an annual rate of 2.5% on the Notes, payable semi-annually in arrears on March 15 and September 15 of each year, beginning March 15, 2014. The Company recorded such interest as interest expense on an accrual basis.

The interest expense included in the consolidated statements of operations is as follows:

For the year ended December 31, 2013

Interest expense at an annual rate of 2.50%	$4,808
Amortization of debt issuance costs	743

Total interest expense	$5,551

The main terms of the Notes are summarized as follows:

Redemption

The Notes are not redeemable prior to the maturity date of September 15, 2018, except as described below.

(1)	Non-contingent redemption option at the option of the holder

The holders of the Notes (the “Holders”) have an option to require the Company to repurchase for cash all or any portion of their Notes on September 15, 2016. The repurchase price will equal 100% of the principal amount of the Notes to be repurchased plus accrued and unpaid interest, if any, to, but excluding, the repurchase date.

(2)	Contingent redemption option at the option of the holder

If a fundamental change as stipulated in the Indenture dated September 5, 2013 in connection with the Notes, occurs at any time prior to the maturity, the Holders have the option to require the Company to purchase for cash all or any portion of the Notes at a purchase price equal to 100% of the principal amount of the Notes to be purchased plus accrued and unpaid interest, if any, to, but excluding, the fundamental change purchase date.

The Company believes that the likelihood of occurrence of events considered as a fundamental change is remote.

(3)	Redemption option at the option of the Company

On or after September 15, 2016 (three years after the date of issuance of the Notes), the Company may redeem any or all of the Notes in cash at the redemption price, provided that the last reported sale price of the Company's ADSs for 20 or more trading days in a period of 30 consecutive trading days ending within 10 trading days immediately prior to the date of the redemption notice exceeds 130% of the applicable conversion price in effect on each such trading day. The redemption price will equal 100% of the principal amount of the notes being redeemed, plus accrued and unpaid interest, if any, to, but excluding, the redemption date. Any notes redeemed by the Company will be paid for in cash.

These embedded redemption features are considered clearly and closely related to the debt host pursuant to ASC 815-15-25 and does not meet the requirements for bifurcation.

Conversion

The Holders may convert their Notes in integral multiples of $1 principle amount at an initial conversion rate of $110.96 per ADS, at any time prior to the maturity date of September 15, 2018. Upon conversion of the Notes, the Company will deliver shares of the Company’s ADS. The conversion rate is subject to adjustment in certain events, such as distribution of dividends and stock splits. In addition, upon a make-whole fundamental change as stipulated in the Indenture dated September 5, 2013 in connection with this Note, the Company will, under certain circumstances, increase the applicable conversion rate for a holder that elects to convert its Notes in connection with such make-whole fundamental change.

The conversion option meets the definition of a derivative. However, bifurcation of conversion option from the Notes is not required as the conversion option is considered indexed to the entity’s own stock and classified in stockholders’ equity.

There was no beneficial conversion feature attribute to the Notes as the set conversion price for the Notes was greater than the fair value of the ordinary share price at date of issuance.

The Holders have the option to convert upon a fundamental change, if Holders decide to convert in connection with a fundamental change; the number of shares issuable upon conversion will be increased. The Company will have to assess for the contingent beneficial conversion feature using a measurement date upon issuance of the Notes, upon occurrence of such adjustment.